Note 6 - Related Party Transactions	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
6.	Related party transactions

During the six months ended June 30, 2020, the Company borrowed 60-day interest-free loans totaling of $32 (RMB230) from Dalian Wanchun Biotechnology Co., Ltd. (“Wanchun Biotech”), the noncontrolling shareholder of Wanchunbulin. The above loans were repaid in September 2020.